Supplemental Cash Flow Information (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Additional cash flow information:
Interest paid	$ 76,711	¥ 6,367,000	¥ 8,533,000	¥ 14,403,000
Income taxes paid	556,952	46,227,000	9,797,000	111,508,000
Noncash investing and financing activities:
Capital lease obligations incurred	$ 27,036	¥ 2,244,000	¥ 14,285,000	¥ 29,762,000